Note 11 - Stockholders' Equity (Details) - Predecessor Reconciliation of Consolidated Changes in Equity (Parentheticals) (USD $) In Thousands, unless otherwise specified	6 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013 Additional Paid-in Capital [Member] Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]
Note 11 - Stockholders' Equity (Details) - Predecessor Reconciliation of Consolidated Changes in Equity (Parentheticals) [Line Items]
Tax benefit		$ 227	$ 45	$ (227)	$ 135	$ (1,067)
Tax expense	$ 2	$ 17			$ 79	$ 101